Statements of Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Sales		$ 932,154	$ 620,508	$ 560,118
Cost of Sales		873,861	476,610	337,565
Gross profit		58,293	143,898	222,553
Research and development expenses		2,143,353	636,801	640,328
Selling and marketing expenses		1,081,003	487,904	264,728
General and administrative expenses		2,400,000	1,472,872	766,711
Initial public offering expenses			345,925	389,396
Operating loss		5,566,063	2,799,604	1,838,610
Change in fair value of convertible notes			504,976
Change in fair value of derivative warrant liabilities		5,688,891	277,600
Issuance expenses attributable to derivate warrant liability			247,129
Interest expenses on related party loan			152,745	17,386
Other finance income, net		(200,724)	(210,675)	(202,958)
Net loss and comprehensive loss		$ 11,054,230	$ 3,771,379	$ 1,653,038
Net loss per ordinary share, basic (in Dollars per share)		$ 0.99	$ 0.77	$ 0.49
Net loss per ordinary share, diluted (in Dollars per share)		$ 0.99	$ 0.77	$ 0.49
Weighted-average number of ordinary shares outstanding, basic (in Shares)	[1]	11,129,978	4,891,071	3,349,071
Weighted-average number of ordinary shares outstanding, diluted (in Shares)	[1]	11,129,978	4,891,071	3,349,071

[1]	See Note 2X.